UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.8%
	Shares	Value
CONSUMER DISCRETIONARY — 14.8%
Brunswick	2,120	$105,194
Deckers Outdoor*	1,437	94,857
Genesco*	1,736	120,513
Gentex	5,406	95,524
Harman International Industries	794	65,616
Hasbro	1,063	86,348
Kate Spade*	3,573	77,498

		645,550

CONSUMER STAPLES — 4.0%
Pinnacle Foods	1,868	93,792
US Foods Holding*	3,366	81,323

		175,115

ENERGY — 2.3%
Core Laboratories	844	98,588

FINANCIALS — 8.6%
CBRE Group, Cl A*	1,570	44,666
Comerica	1,510	68,313
FactSet Research Systems	538	92,514
Umpqua Holdings	5,101	77,688
Zions Bancorporation	3,200	89,216

		372,397

HEALTH CARE — 20.1%
Acadia Healthcare*	1,558	88,027
AmSurg*	2,127	159,546
Bio-Techne	958	107,698
Centene*	1,451	102,368
Edwards Lifesciences*	868	99,403
INC Research Holdings, Cl A*	1,896	84,391
MEDNAX*	1,530	105,433
STERIS	1,778	126,149

		873,015

INDUSTRIALS — 24.9%
Beacon Roofing Supply*	1,789	84,119
Dover	981	70,073
Dycom Industries*	743	69,879
Healthcare Services Group	2,765	107,310
IDEX	1,117	100,295
KAR Auction Services	2,155	92,169
Kirby*	1,218	66,369
Middleby*	904	108,824
Nordson	1,134	100,121
Proto Labs*	1,533	84,376
WABCO Holdings*	860	86,232

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Xylem	2,383	$113,931

		1,083,698

INFORMATION TECHNOLOGY — 18.1%
CDW	1,865	80,065
Ciena*	4,637	88,984
Electronics For Imaging*	1,945	86,144
First Solar*	1,740	81,223
FLIR Systems	3,667	119,471
IPG Photonics*	1,235	104,098
Microchip Technology	1,783	99,206
Teradyne	6,401	126,420

		785,611

TOTAL COMMON STOCK (Cost $3,410,559)		4,033,974

SHORT-TERM INVESTMENT (A) — 4.7%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund Cl A, 0.170% (Cost $204,602)	204,602	204,602

TOTAL INVESTMENTS — 97.5% (Cost $3,615,161) †		$4,238,576

Percentages are based on Net Assets of $4,347,826.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.
Cl	Class
†	At July 31, 2016 the tax basis cost of the Fund’s investments was $3,615,161, and the unrealized appreciation and depreciation were $681,812 and $(58,397), respectively.

As of July 31, 2016 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2600

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%‡
	Shares	Value
CONSUMER DISCRETIONARY — 14.9%
Deckers Outdoor*	15,200	$1,003,352
Dorman Products*	13,500	859,950
Five Below*	17,600	897,776
Gentherm*	12,100	406,076
Helen of Troy*	10,600	1,055,866
IMAX*	30,900	976,131
Oxford Industries	11,566	661,344
Texas Roadhouse, Cl A	22,000	1,038,840

		6,899,335

CONSUMER STAPLES — 1.5%
Snyder’s-Lance	20,500	702,330

ENERGY — 0.9%
Gulfport Energy*	14,200	413,078

FINANCIALS — 6.9%
Cathay General Bancorp	27,500	824,450
Columbia Banking System	23,780	721,009
Glacier Bancorp	27,200	750,176
UMB Financial	16,100	892,101

		3,187,736

HEALTH CARE — 19.7%
Air Methods*	11,800	392,822
Albany Molecular Research*	61,700	890,948
AMN Healthcare Services*	11,000	465,300
Analogic	12,100	1,016,642
Ensign Group	22,900	492,350
Globus Medical, Cl A*	32,500	745,875
HealthSouth	20,500	882,525
INC Research Holdings, Cl A*	16,900	752,219
LivaNova*	14,200	739,110
Myriad Genetics*	25,300	783,794
Natus Medical*	20,300	798,399
Quality Systems	32,200	395,416
Team Health Holdings*	18,300	747,372

		9,102,772

INDUSTRIALS — 20.4%
Albany International, Cl A	20,600	871,998
Beacon Roofing Supply*	16,400	771,128
Caesarstone*	12,400	464,876
Dycom Industries*	5,200	489,060
FTI Consulting*	28,800	1,233,792
Healthcare Services Group	21,500	834,415
Matson	21,000	784,770
Mueller Water Products, Cl A	86,900	1,030,634

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Proto Labs*	12,200	$671,488
TASER International*	33,400	967,264
Tetra Tech	39,600	1,304,028

		9,423,453

INFORMATION TECHNOLOGY — 27.7%
Acxiom*	35,900	823,905
Advanced Energy Industries*	21,700	883,624
Ambarella*	14,400	834,912
Blackhawk Network Holdings, Cl A*	22,400	779,296
BroadSoft*	18,000	806,940
Coherent*	7,700	816,585
Electronics For Imaging*	17,600	779,504
EPAM Systems*	10,100	709,424
Fleetmatics Group*	19,000	816,240
Integrated Device Technology*	42,700	938,973
Ixia*	75,400	867,100
MAXIMUS	7,900	465,468
NIC	29,000	676,280
Pegasystems	28,900	806,310
PTC*	22,100	878,033
Silicon Laboratories*	16,900	900,432

		12,783,026

MATERIALS — 4.0%
Balchem	14,300	913,341
Sensient Technologies	12,700	937,641

		1,850,982

TOTAL COMMON STOCK (Cost $38,341,366)		44,362,712

SHORT-TERM INVESTMENT (A) — 4.1%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund Cl A, 0.170% (Cost $1,889,514)	1,889,514	1,889,514

TOTAL INVESTMENTS — 100.1% (Cost $40,230,880) †		$46,252,226

Percentages are based on Net Assets of $46,190,373.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $40,230,880, and the unrealized appreciation and depreciation were $7,537,887 and $(1,516,541), respectively.

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2600

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%‡
	Shares	Value
CONSUMER DISCRETIONARY — 17.3%
Capella Education	7,500	$449,025
Cavco Industries*	8,000	795,040
ClubCorp Holdings	31,200	452,400
Crocs*	32,400	367,092
Ethan Allen Interiors	16,400	569,572
Fox Factory Holding*	39,200	752,248
FTD*	14,700	372,057
Lifetime Brands	40,556	543,045
MarineMax*	23,300	470,660
MCBC Holdings	43,200	495,936
Nautilus*	23,800	448,392
Nutrisystem	17,700	523,566
Potbelly*	48,000	625,440
Universal Electronics*	10,900	843,006

		7,707,479

CONSUMER STAPLES — 3.6%
Chefs’ Warehouse*	23,400	377,910
Farmer Bros*	21,600	662,472
Inter Parfums	16,700	543,418

		1,583,800

FINANCIALS — 5.1%
First Busey	19,000	428,070
Pacific Continental	25,800	373,584
People’s Utah Bancorp	21,713	388,012
State Bank Financial	24,100	527,308
Yadkin Financial	22,200	559,218

		2,276,192

HEALTH CARE — 20.2%
Aceto	19,100	491,061
ANI Pharmaceuticals*	9,200	557,520
Cambrex*	10,500	550,305
Civitas Solutions*	22,100	473,603
Cross Country Healthcare*	61,500	899,130
Exactech*	20,400	551,412
Inogen*	8,300	446,042
LeMaitre Vascular	43,900	755,080
LHC Group*	14,500	656,270
MiMedx Group*	56,900	426,181
Natus Medical*	14,200	558,486
Repligen*	20,000	572,000
Surmodics*	25,700	704,951
U.S. Physical Therapy	12,800	763,136
Vocera Communications*	40,500	598,995

		9,004,172

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 26.8%
AAR	27,500	$664,400
Alamo Group	11,000	738,430
Apogee Enterprises	11,700	546,975
Astronics*	11,111	425,218
CRA International*	20,400	563,448
Echo Global Logistics*	26,900	666,044
ESCO Technologies	12,869	545,002
Exponent	11,900	604,639
GP Strategies*	25,100	526,096
ICF International*	15,700	649,666
Insperity	8,200	643,618
John Bean Technologies	10,300	689,276
KEYW Holding*	44,300	453,632
Knoll	20,400	515,100
Lydall*	19,500	871,260
Navigant Consulting*	36,500	719,415
Quanex Building Products	32,600	651,674
Saia*	18,000	520,020
Sterling Construction*	90,900	529,038
TriMas*	23,500	419,945

		11,942,896

INFORMATION TECHNOLOGY — 18.2%
Allot Communications*	76,600	373,042
Applied Micro Circuits*	63,700	419,146
Autobytel*	31,200	463,632
Brooks Automation	55,000	689,150
Calix*	66,000	509,520
ePlus*	5,200	437,372
Fabrinet*	21,600	815,616
Mesa Laboratories	6,200	716,906
Nanometrics*	20,600	412,824
Park City Group*	42,581	416,442
PFSweb*	32,900	326,039
Photronics*	34,300	331,338
Silicon Graphics International*	96,100	518,940
Sykes Enterprises*	13,700	420,453
Tower Semiconductor*	34,600	466,408
WNS Holdings ADR*	27,967	785,034

		8,101,862

MATERIALS — 0.8%
Materion	14,000	369,740

TELECOMMUNICATION SERVICES — 3.1%
8x8*	37,200	511,500

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — continued
Vonage Holdings*	147,500	$874,675

		1,386,175

TOTAL COMMON STOCK (Cost $33,985,516)		42,372,316

SHORT-TERM INVESTMENT (A) — 4.9%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund Cl A, 0.170% (Cost $2,182,339)	2,182,339	2,182,339

TOTAL INVESTMENTS — 100.0% (Cost $36,167,855) †		$44,554,655

Percentages are based on Net Assets of $44,568,222.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.
ADR	American Depositary Receipt
Cl	Class
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $36,167,855, and the unrealized appreciation and depreciation were $9,565,881 and $(1,179,081), respectively.

As of July 31, 2016 of all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016